GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Emerging Markets Equity Funds
Class A Shares, Class B Shares, Class C Shares,
Institutional Shares and Service Shares (as applicable) of the

Goldman Sachs Asia Equity Fund
Goldman Sachs BRIC Fund (Brazil, Russia, India, China)
Goldman Sachs Emerging Markets Equity Fund

Supplement dated January 28, 2011 to the
Prospectus dated February 26, 2010 (the “February Prospectus”)

Goldman Sachs Fundamental Emerging Markets Equity Funds
Class IR Shares of the

Goldman Sachs BRIC Fund (Brazil, Russia, India, China)
Goldman Sachs Emerging Markets Equity Fund

Supplement dated January 28, 2011 to the
Prospectus dated August 31, 2010 (the “August Prospectus”)

Effective immediately, the “Goldman Sachs Asia Equity Fund—Summary—Portfolio Management—Portfolio Managers” section of the February Prospectus is replaced in its entirety with the following:

Portfolio Managers: Rick Loo, Executive Director, ASEAN Equity, has managed the Fund since 2009; Alina Chiew, CFA, Managing Director, Co-Head of Greater China Equity, has managed the Fund since 2011.

Effective immediately, the “Goldman Sachs BRIC Fund—Summary—Portfolio Management—Portfolio Managers” section of the February Prospectus and of the August Prospectus is replaced in its entirety with the following:

Portfolio Managers: Alina Chiew, CFA, Managing Director, Co-Head of Greater China Equity, has managed the Fund since 2010; Gabriella Antici, Managing Director, Head of Brazil Equity, has managed the Fund since 2010.

Effective immediately, the “Goldman Sachs Emerging Markets Equity Fund—Summary—Portfolio Management—Portfolio Managers” section of the February Prospectus and of the August Prospectus is replaced in its entirety with the following:

Portfolio Managers: Alina Chiew, CFA, Managing Director, Co-Head of Greater China Equity, has managed the Fund since 2010; Gabriella Antici, Managing Director, Head of Brazil Equity, has managed the Fund since 2010.

Effective immediately, in the “Service Providers—Fund Managers” section of each Prospectus, references to Richard Flax and Patrick Shum are hereby deleted.

Additionally, effective immediately, in the “Service Providers—Fund Managers” section of the February Prospectus, the reference to Alina Chiew, CFA is replaced with the following:

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Alina Chiew, CFA Managing Director, Co-Head of Greater China Equity	Portfolio Manager— Asia Equity BRIC Emerging Markets Equity	2011 2010 2010	Ms. Chiew serves as Co-Head of Greater China Equity. Ms. Chiew joined the Investment Adviser in 2006. Prior to that she was the head of research with CITIC Frontier China Research since 2004.

This Supplement should be retained with your Prospectuses for future reference.

EMEPMSTK 01-11
00078778